Significant Accounting Policies - Subsidiaries and investments (Details)		12 Months Ended
	Apr. 27, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Bewater Ventures I GA Fundo de Investimento em Participacoes Multiestrategia
Significant accounting policies
Principal activities		Private equity
Country of Incorporation, Investee		Brazil
Direct and indirect interest, Investee		11.03%	14.50%
INCO Limited
Significant accounting policies
Principal activities		Collection services
Country of Incorporation, Investee		Cayman Islands
Direct and indirect interest, Investee	26.09%	26.09%
Tera Treinamentos Profissionais Ltda
Significant accounting policies
Principal activities		Educational content
Country of Incorporation, Investee		Brazil
Direct and indirect interest, Investee		23.43%
Arco Educacao S.A.
Significant accounting policies
Principal activities		Holding
Country of Incorporation, Subsidiary		Brazil
Direct and indirect interest, Subsidiary		100.00%	100.00%	100.00%
Arce Participacoes Ltda.
Significant accounting policies
Principal activities		Holding
Country of Incorporation, Subsidiary		Brazil
Direct and indirect interest, Subsidiary		100.00%
Companhia Brasileira de Educacao e Sistemas de Ensino S.A.
Significant accounting policies
Principal activities		Educational content
Country of Incorporation, Subsidiary		Brazil
Direct and indirect interest, Subsidiary		100.00%	100.00%	100.00%
Barra Americas Editora Ltda.
Significant accounting policies
Principal activities		Educational content
Country of Incorporation, Subsidiary		Brazil
Direct and indirect interest, Subsidiary			100.00%	100.00%
Distribuidora de Material Didatico Desterro Ltda.
Significant accounting policies
Principal activities		Educational content
Country of Incorporation, Subsidiary		Brazil
Direct and indirect interest, Subsidiary			100.00%	100.00%
SAS Sistema de Ensino Ltda.
Significant accounting policies
Principal activities		Educational content
Country of Incorporation, Subsidiary		Brazil
Direct and indirect interest, Subsidiary			100.00%	100.00%
Arco Ventures S.A.
Significant accounting policies
Principal activities		Educational content
Country of Incorporation, Subsidiary		Brazil
Direct and indirect interest, Subsidiary			100.00%	100.00%
SAS Livrarias Ltda.
Significant accounting policies
Principal activities		Educational content
Country of Incorporation, Subsidiary		Brazil
Direct and indirect interest, Subsidiary			100.00%	100.00%
SAE Digital S.A.
Significant accounting policies
Principal activities		Educational content
Country of Incorporation, Subsidiary		Brazil
Direct and indirect interest, Subsidiary		100.00%	100.00%	100.00%
International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A.
Significant accounting policies
Principal activities		Educational content
Country of Incorporation, Subsidiary		Brazil
Direct and indirect interest, Subsidiary		51.50%	51.50%	51.50%
Nave a Vela Ltda.
Significant accounting policies
Principal activities		Educational content
Country of Incorporation, Subsidiary		Brazil
Direct and indirect interest, Subsidiary			51.00%	51.00%
EEM Licenciamento de Programas Educacionais Ltda
Significant accounting policies
Principal activities		Educational technology
Country of Incorporation, Subsidiary		Brazil
Direct and indirect interest, Subsidiary		100.00%	100.00%	100.00%
NLP Solucoes Educacionais Ltda.
Significant accounting policies
Principal activities		Educational content
Country of Incorporation, Subsidiary		Brazil
Direct and indirect interest, Subsidiary		100.00%	100.00%	100.00%
WPensar S.A.
Significant accounting policies
Principal activities		Educational technology
Country of Incorporation, Subsidiary		Brazil
Direct and indirect interest, Subsidiary		100.00%	100.00%	25.00%
Geekie Desenvolvimento de Softwares S.A.
Significant accounting policies
Principal activities		Educational technology
Country of Incorporation, Subsidiary		Brazil
Direct and indirect interest, Subsidiary		57.40%	56.00%	37.50%
Studos Software Ltda.
Significant accounting policies
Principal activities		Educational content
Country of Incorporation, Subsidiary		Brazil
Direct and indirect interest, Subsidiary		100.00%	100.00%
Escola da Inteligencia Cursos Educacionais Ltda.
Significant accounting policies
Principal activities		Educational content
Country of Incorporation, Subsidiary		Brazil
Direct and indirect interest, Subsidiary		60.00%	60.00%
Me Salva! Cursos e Consultorias S/A.
Significant accounting policies
Principal activities		Educational content
Country of Incorporation, Subsidiary		Brazil
Direct and indirect interest, Subsidiary		60.00%
Quadrado Magico Desenvolvimento e Licenciamento de Software S.A.
Significant accounting policies
Principal activities		Educational content
Country of Incorporation, Subsidiary		Brazil
Direct and indirect interest, Subsidiary		100.00%
Desenvoolva - Educacao, Treinamento e Consultoria Corporativa Ltda.
Significant accounting policies
Principal activities		Educational content
Country of Incorporation, Subsidiary		Brazil
Direct and indirect interest, Subsidiary		100.00%
P2D Educacao Ltda.
Significant accounting policies
Principal activities		Educational content
Country of Incorporation, Subsidiary		Brazil
Direct and indirect interest, Subsidiary		100.00%